Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	$ 7,742,839	$ 14,429,280
Less: accumulated depreciation	(3,250,029)	(3,520,719)
Less: impairment on property and equipment.		(145,541)
Property and equipment, net	4,492,810	10,763,020
Property and buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	426,600	3,137,725
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	2,975,916	3,987,572
Land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal		2,263,687
Equipment and furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	1,781,333	2,418,993
Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	268,286	183,274
Software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	$ 2,290,704	$ 2,438,029